Cash	12 Months Ended
Apr. 30, 2019
Cash and Cash Equivalents [Abstract]
Cash

Note 4 - Cash

The Company holds cash in bank accounts in Canada and the USA. Substantially all of these funds are held in US Dollars. The Company does not have any restricted cash or cash equivalents at April 30, 2019 or 2018.